CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 9,844	$ (6,229)	$ (1,081)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income from discontinued operations			(4,216)
Depreciation and amortization	1,219	1,062	1,204
Loss (gain) on sale of property and equipment	(36)	48	268
Decrease (increase) in accrued interest and exchange differences on marketable securities, short-term and long-term bank deposits and long-term loans	(221)	(510)	2
Write off of long term loan		206	319
Stock based compensation	398	933	698
Decrease (increase) in trade receivables, net	1,208	(2,809)	3,889
Decrease (increase) in unbilled accounts receivable	(2,361)	3,161	(582)
Decrease (increase) in other accounts receivable and prepaid expenses	(3,273)	(1,164)	1,984
Decrease (increase) in deferred income taxes	(66)	(168)	793
Decrease in inventories	159	995	3,888
Decrease in long-term trade receivables	36	282	95
Increase (decrease) in trade payables	3,209	(258)	(899)
Increase (decrease) in other accounts payable and accrued expenses	6,086	391	(1,640)
Increase (decrease) in customer advances	3,867	(7)	551
Accrued severance pay, net	349	87	378
Net cash provided by (used in) continuing operations	20,418	(3,980)	5,651
Net cash provided by (used in) discontinued operations		(17)	120
Net cash provided by (used in) operating activities	20,418	(3,997)	5,771
Cash flows from investing activities:
Purchase of short-term deposits	(3,212)
Proceeds from sale of short-term bank deposits	31	1,857	1,316
Escrow deposit			920
Investment in long-term bank deposits and restricted deposit	(2,043)	(5,149)	(13)
Proceeds from sale of marketable securities			918
Release of long-term bank deposits and restricted deposit	2,776	483
Proceeds from sale of property and equipment	50	2,080	64
Purchase of property and equipment	(1,185)	(363)	(2,025)
Investment in know-how and patents	(28)	(24)	(27)
Proceeds from sale of subsidiary			2,850
Net cash provided by (used in) continuing activities	(3,611)	(1,116)	4,003
Net cash provided by discontinued operations			(15)
Net cash provided by (used in) investing activities	(3,611)	(1,116)	3,988
Cash flows from financing activities:
Short-term bank credit, net	(3,530)	536	(14,553)
Proceeds from long-term bank loans			97
Principal payment of long-term bank loans	(477)	(1,827)	(829)
Proceeds from related party loan		10,000
Repayment of related party loan	(10,388)
Proceeds from issuance of shares, net of issuance costs of $ 207	16,228
Net cash provided by (used in) continuing operations	1,833	8,709	(15,285)
Net cash provided by (used in) discontinued operations			771
Net cash provided by (used in) financing activities	1,833	8,709	(14,514)
Effect of exchange rate changes on cash and cash equivalents	(2,614)	1,131	(211)
Increase (decrease) in cash and cash equivalents	16,026	4,727	(4,966)
Cash and cash equivalents at the beginning of the year	16,596	11,869	16,835
Cash and cash equivalents at the end of the year	32,622	16,596	11,869
Cash paid during the year for:
Interest	905	463	881
Income taxes	964	389	431
Proceeds from the sale of a subsidiary
Working capital, net			(3,227)
Property and equipment			339
Accrued severance pay			(418)
Customer related intangible assets			2,614
Deferred taxes			(715)
Capital gain			4,257
Total Proceeds from Sale of Subsidiary			$ 2,850